Shareholder Report, Holdings (Details) - Alexis Practical Tactical ETF	May 31, 2024
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.80%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%